Trade and Other Payables - Summary of Trade and Other Payables (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Current
Trade payables	€ 2,304	€ 2,531
Construction contract-related payables	217	296
Deferred and contingent acquisition consideration	167	61
Accruals and other payables	1,802	1,875
Amounts payable to equity accounted investments	44	52
Total	4,534	4,815
Non-current
Other payables	128	221
Deferred and contingent acquisition consideration	98	240
Total	€ 226	€ 461